Fair Value Disclosure for Non-financial Assets	12 Months Ended
Dec. 31, 2024
Fair Value Disclosure for Non-financial Assets
Fair Value Disclosure for Non-financial Assets

Note 26. Fair Value Disclosure for Non-financial Assets

The following tables present non-financial assets which are measured at or based on fair value in the consolidated statements of financial position, classified by level of the fair value hierarchy:

Assets measured at fair value on a recurring basis as at December 31, 2024:

	Level 1	Level 2	Level 3
Investment property	$—	$—	$47,661

Assets measured at fair value on a recurring basis as at December 31, 2023:

	Level 1	Level 2	Level 3
Investment property	$—	$—	$31,540

The fair values of investment property are measured using an income approach which includes the following inputs: land value, realized basic rents, operating costs, discount rates and damages and defects (level 3 fair value hierarchy). The valuation approach was consistent for both 2024 and 2023, though in 2024 Real Estate for Sale was reclassified to Investment Property. Both the 2024 and 2023 valuations were performed by an independent external valuator who is an authorized expert for the valuation of developed and undeveloped land in Germany and holds recognized and relevant professional qualifications and has recent experience in the location and category of the investment property being valued.